Debt - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds	3.78%	3.72%
Line of credit	$ 145,222,672	$ 148,083,184	$ 7,055
Borrowings	564,030,102	628,382,956
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	167,396,781	224,928,934
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 159,533,549	186,531,417
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2073
Borrowings	$ 12,882,081	13,403,133
Hybrid Notes [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,882,081	13,403,133
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			1,500
Borrowings, maturity	2026
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 2,500
Borrowings, maturity	2024
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 1,000
Series One Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €				€ 550
Capital securities beginning redemption period	2023
Series Two Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%		6.375%	6.375%
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Percentage of leverage for equity credit	50.00%
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Line of credit	$ 84,856,270	$ 53,062,260
Borrowings	$ 18,818
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2022
Borrowings	$ 18,737,572
Lines of credit [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2022
Borrowings	$ 14,723,980
Fixed-rate Senior notes interest rate 3.125% maturing 2022 [Member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2022
Borrowings interest rate	3.125%	3.125%	3.125%	3.125%
Borrowings redeemed in advance	$ 1,600,000
Borrowings		$ 31,917,920
Fixed rate senior notes interest rate 4.750% maturing 2022 [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2022
Borrowings interest rate	4.75%	4.75%	4.75%	4.75%
Borrowings redeemed in advance	$ 750,000
Borrowings		$ 18,276,999
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings	4.90%